Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (3,233)	€ (3,766)	€ (10,549)
of which: Senior long-term debt issuances		2,300	3,100	5,300
of which: Repayments and extinguishments		3,500	4,400	5,200
Senior long-term debt	[2]	13,282	(16,112)	(6,840)
of which: Issuances		67,400	23,400	27,400
of which: Repayments and extinguishments		51,400	42,700	32,800
Total non-cash changes for Subordinated Long Term Debt		(114)
of which: Driven by FV changes		(293)
of which: Driven by FX movements		177
Non-cash changes for Trust Preferred Securities		(15)
of which: Driven by FV Changes		12
of which: Driven by FX movements		(18)
Time deposits not included in Interbank balances (w/o central banks)		€ 19,000	€ 18,400	€ 16,800

[1]	Included are senior long-term debt issuances of EUR2.3billion and EUR3.1billion and repayments and extinguishments of EUR3.5billion and EUR4.4billion through December31,2020 and December 31,2019, respectively
[2]	Included are issuances of EUR67.4billion and EUR23.4billion and repayments and extinguishments of EUR51.4billion and EUR42.7billion through December 31,2020 and December31,2019, respectively.